Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 438,608	$ 69,189	¥ 542,076
Prepayments and other current assets	55,135	8,697	77,679
Amounts due from related parties	640	101	6,061
Total current assets	718,912	113,406	987,074
Non-current assets:
Intangible assets, net	89,822	14,169	426,005
Total non-current assets	448,068	70,682	852,782
Total assets	1,166,980	184,088	1,839,856
Current liabilities:
Amounts due to subsidiaries	4,694	740	6,234
Accruals and other current liabilities	272,638	43,009	333,127
Total current liabilities	321,823	50,768	365,283
Non-current liabilities:
Deferred tax liabilities	12,112	1,911	17,526
Other non-current liabilities	890	140	2,151
Total non-current liabilities	13,002	2,051	19,677
Total liabilities	334,825	52,819	384,960
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 216,972,050 and 242,616,100 shares as of March 31, 2021 and 2022)	(136,113)	(21,471)	(126,424)
Additional paid-in capital	9,471,101	1,494,029	9,458,643
Statutory reserves	3,331	525	3,331
Accumulated other comprehensive income	69,016	10,887	97,145
Accumulated deficit	(8,617,780)	(1,359,421)	(7,977,980)
Total shareholders' equity	832,155	131,269	1,454,896		¥ 1,980,472	¥ 4,047,669
Total liabilities and shareholders' equity	1,166,980	184,088	1,839,856
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	26	165
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	3	16
Parent Company
Current assets:
Cash and cash equivalents	4,349	686	2,072	$ 326	¥ 80,553	¥ 510,226
Prepayments and other current assets	795	125	7,934
Amounts due from related parties	571	90	5,914
Total current assets	5,715	901	15,920
Non-current assets:
Intangible assets, net	46,000	7,256	356,689
Amounts due from subsidiaries	1,066,882	168,297	1,129,423
Investments in subsidiaries, VIEs and VIEs' subsidiaries			42,294
Investments in other investees	37,789	5,961	24,281
Total non-current assets	1,150,671	181,514	1,552,687
Total assets	1,156,386	182,415	1,568,607
Current liabilities:
Amounts due to subsidiaries	104,015	16,408	92,345
Accruals and other current liabilities	1,965	310	17,807
Total current liabilities	105,980	16,718	110,152
Non-current liabilities:
Investment deficit of subsidiaries	258,372	40,757
Deferred tax liabilities	1,408	222	1,408
Other non-current liabilities	890	140	2,151
Total non-current liabilities	260,670	41,119	3,559
Total liabilities	366,650	57,837	113,711
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 216,972,050 and 242,616,100 shares as of March 31, 2021 and 2022)	(136,113)	(21,471)	(126,424)
Additional paid-in capital	9,471,101	1,494,029	9,458,643
Statutory reserves	3,331	525	3,331
Accumulated other comprehensive income	69,016	10,887	97,145
Accumulated deficit	(8,617,780)	(1,359,421)	(7,977,980)
Total shareholders' equity	789,736	124,578	1,454,896
Total liabilities and shareholders' equity	1,156,386	182,415	1,568,607
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	26	165
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 16	$ 3	¥ 16